Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	85.16
Maximum Aggregate Offering Price	$ 68,128,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,408.48
Offering Note	Fee calculated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933 (the “Securities Act”).
(2)Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 covers any additional Common Shares of American States Water Company (the “Company”) that may become issuable under the Company’s 2026 Stock Incentive Plan as a result of stock splits, stock dividends or similar transactions.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act based on the average of the high and low sales price as reported on the New York Stock Exchange on July 13, 2026.